Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Operating activities:
Net (loss) income		$ (780,587,954)		$ 8,151,664	$ 99,998,470
Income taxes and duties	$ 14,321,932	290,281,198		219,999,281	320,180,839
Depreciation and amortization of wells, pipelines, properties, plant and equipment	7,245,315	146,850,208		137,555,276	139,771,815
Amortization of intangible assets	30,925	626,800		599,627	516,342
Impairment of wells, pipelines, properties, plant and equipment	2,638,484	53,477,580		28,797,518	83,538,021
Unsuccessful wells from intangible assets		25,944,025		4,436,985	13,911,491
Capitalized unsuccessful wells	643,671	13,046,124		29,529,330	7,110,169
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	225,140	4,563,204		7,510,572	23,723,321
Depreciation of rights of use	297,518	6,030,194		5,886,840	5,963,778
(Gains) on bargain purchase of business acquisition					(1,271,188)
Reclassification of translation effect					(10,383,296)
Unrealized foreign exchange loss in discount rate of reserve for well abandonment		9,126,600		4,638,600	4,647,200
(Profit) loss sharing in associates, net		(961,649)		(409,315)	(349,401)
Unrealized foreign exchange (income) loss	13,788,001	279,459,341		(221,771,870)	(128,545,369)
Cancellation of leases	0	0		(128,698)	(807,396)
Financing cost	7,839,925	158,901,950		152,171,381	159,683,880
Financing income	(773,123)	(15,669,883)		(18,210,377)	(27,227,965)
Taxes and duties		(190,917,858)		(132,571,971)	(366,673,252)
Accounts receivable, inventories, accounts payable, DFIs and provisions		267,639,782		25,704,219	(21,424,854)
Employee benefits		55,098,900		60,056,484	54,275,187
Net cash flows from operating activities	15,931,702	322,908,562		311,945,546	356,637,792
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(262,937,304)		(291,950,998)	(340,470,929)
Other assets and other receivables		(9,381,603)		24,979,341	(32,463,947)
Net cash flows (used in) investing activities	(13,435,705)	(272,318,907)		(266,971,657)	(372,934,876)
Financing activities:
Increase in equity due to Certificates of Contribution “A”		156,509,050		166,615,123	211,306,717
Collection and interest collected from the Mexican Government		32,951,605		53,902,357	7,455,715
Lease payments (principal and interest)		(8,464,647)		(7,775,980)	(10,636,823)
Loans obtained from financial institutions	52,126,912	1,056,523,887		881,401,059	1,064,179,416
Debt payments, principal only	(2,060,292)	(1,148,872,172)	$ (913,282)	(978,854,627)	(1,107,159,280)
Interest paid	(7,320,839)	(148,380,958)		(144,050,336)	(153,956,690)
Net cash flows (used in) from financing activities	(2,947,125)	(59,733,235)		(28,762,404)	11,189,055
Net (decrease) increase in cash and cash equivalents	(451,128)	(9,143,580)		16,211,485	(5,108,029)
Effects of foreign exchange on cash balances	1,442,550	29,238,030		(11,878,620)	(6,983,907)
Cash and cash equivalents at the beginning of the year	3,391,867	68,747,376		64,414,511	76,506,447
Cash and cash equivalents at the end of the year (Note 9)	$ 4,383,289	88,841,826	$ 3,391,867	68,747,376	64,414,511
Eliminations
Operating activities:
Net (loss) income		734,623,610		(103,529,824)	(213,987,481)
(Profit) loss sharing in associates, net		(734,623,610)		103,529,823	213,987,481
Inter-company charges and deductions		332,730,730		329,094,615	(435,897,117)
Net cash flows from operating activities		332,730,730		329,094,614	(435,897,117)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		0			13,389,062
Other assets and other receivables					(13,389,063)
(Increase) decrease due to Inter-company investing		452,619,807		(315,852,725)	(119,070,331)
Net cash flows (used in) investing activities		452,619,807		(315,852,725)	(119,070,332)
Financing activities:
Inter-company (decrease) increase financing		(785,350,537)		(13,241,889)	554,967,449
Net cash flows (used in) from financing activities		(785,350,537)		(13,241,889)	554,967,449
Net (decrease) increase in cash and cash equivalents		0
Cash and cash equivalents at the end of the year (Note 9)		0
Petróleos Mexicanos
Operating activities:
Net (loss) income		(780,415,854)		8,106,715	100,412,050
Income taxes and duties		54,351,481		(2,510,630)	(2,412,355)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		583,189		565,065	554,672
Amortization of intangible assets		368,048		491,831	433,850
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		93,070		48	770,522
Depreciation of rights of use		573,733		602,527	402,661
(Profit) loss sharing in associates, net		716,122,380		(68,641,910)	(149,613,112)
Unrealized foreign exchange (income) loss		248,097,987		(198,352,926)	(116,319,473)
Cancellation of leases				(98,421)	17,489
Financing cost		138,463,221		132,960,329	133,280,499
Financing income		(8,847,897)		(11,196,984)	(15,912,365)
Taxes and duties		8,010,859		673,056	(6,301,293)
Accounts receivable, inventories, accounts payable, DFIs and provisions		73,519,714		17,573,923	15,493,005
Employee benefits		6,447,500		15,355,953	18,330,319
Inter-company charges and deductions		63,918,703		(371,155,018)	511,277,041
Net cash flows from operating activities		521,286,134		(475,626,442)	490,413,510
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(1,520,360)		(875,254)	(1,015,214)
Other assets and other receivables		1,835,746		2,493,369	2,041,688
(Increase) decrease due to Inter-company investing		(452,848,589)		315,439,003	118,585,446
Net cash flows (used in) investing activities		(452,533,203)		317,057,118	119,611,920
Financing activities:
Increase in equity due to Certificates of Contribution “A”		156,509,050		166,615,123	211,306,717
Collection and interest collected from the Mexican Government		32,951,605		53,902,357	7,455,715
Lease payments (principal and interest)		(388,874)		(477,081)	(689,290)
Loans obtained from financial institutions		408,712,952		298,622,440	428,181,800
Debt payments, principal only		(468,379,316)		(406,226,899)	(470,070,458)
Interest paid		(138,298,684)		(135,584,431)	(136,869,989)
Inter-company (decrease) increase financing		(39,525,872)		188,240,825	(669,221,278)
Net cash flows (used in) from financing activities		(48,419,139)		165,092,334	(629,906,783)
Net (decrease) increase in cash and cash equivalents		20,333,792		6,523,010	(19,881,353)
Cash and cash equivalents at the beginning of the year		21,332,062		14,809,052	34,690,405
Cash and cash equivalents at the end of the year (Note 9)		41,665,854		21,332,062	14,809,052
Subsidiary guarantors
Operating activities:
Net (loss) income		(699,066,972)		46,234,098	109,090,601
Income taxes and duties		231,791,066		220,521,837	321,846,221
Depreciation and amortization of wells, pipelines, properties, plant and equipment		140,629,882		132,294,655	134,768,990
Amortization of intangible assets		162,285		20,458	22,598
Impairment of wells, pipelines, properties, plant and equipment		53,439,595		28,534,696	83,932,377
Unsuccessful wells from intangible assets		25,944,025		4,436,985	13,911,491
Capitalized unsuccessful wells		13,046,124		29,529,330	7,110,169
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		3,303,841		6,757,696	20,594,151
Depreciation of rights of use		3,913,069		3,845,999	4,775,839
Unrealized foreign exchange loss in discount rate of reserve for well abandonment		9,126,600		4,638,600	4,647,200
(Profit) loss sharing in associates, net		4,327,032		(72,937)	1,982,658
Unrealized foreign exchange (income) loss		20,788,597		(15,838,600)	(7,874,293)
Cancellation of leases				(19,643)	(824,885)
Financing cost		12,251,289		11,929,647	20,710,183
Financing income		(4,401,716)		(5,147,757)	(10,859,934)
Taxes and duties		(201,195,432)		(132,902,147)	(360,898,996)
Accounts receivable, inventories, accounts payable, DFIs and provisions		198,930,230		26,704,365	(52,750,442)
Employee benefits		48,203,352		44,440,075	35,818,190
Inter-company charges and deductions		(393,698,059)		32,322,800	(191,050,153)
Net cash flows from operating activities		(532,505,192)		438,230,157	134,951,965
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(199,197,320)		(222,997,316)	(221,783,321)
Other assets and other receivables		(53,656)		1,387,079	(1,388,372)
Net cash flows (used in) investing activities		(199,250,976)		(221,610,237)	(223,171,693)
Financing activities:
Lease payments (principal and interest)		(6,255,637)		(5,851,936)	(8,597,594)
Loans obtained from financial institutions		30,633,407		35,205,868	34,447,738
Debt payments, principal only		(52,280,001)		(43,573,854)	(41,828,143)
Interest paid		(13,302,896)		(9,352,797)	(17,387,706)
Inter-company (decrease) increase financing		769,982,956		(196,218,537)	126,720,697
Net cash flows (used in) from financing activities		728,777,829		(219,791,256)	93,354,992
Net (decrease) increase in cash and cash equivalents		(2,978,339)		(3,171,336)	5,135,264
Cash and cash equivalents at the beginning of the year		8,121,798		11,293,134	6,157,870
Cash and cash equivalents at the end of the year (Note 9)		5,143,459		8,121,798	11,293,134
Non-guarantor subsidiaries
Operating activities:
Net (loss) income		(35,728,738)		57,340,675	104,483,300
Income taxes and duties		4,138,651		1,988,074	746,973
Depreciation and amortization of wells, pipelines, properties, plant and equipment		5,637,137		4,695,556	4,448,153
Amortization of intangible assets		96,467		87,338	59,894
Impairment of wells, pipelines, properties, plant and equipment		37,985		262,822	(394,356)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		1,166,293		752,828	2,358,648
Depreciation of rights of use		1,543,392		1,438,314	785,278
(Gains) on bargain purchase of business acquisition					(1,271,188)
Reclassification of translation effect					(10,383,296)
(Profit) loss sharing in associates, net		13,212,549		(35,224,291)	(66,706,428)
Unrealized foreign exchange (income) loss		10,572,757		(7,580,344)	(4,351,603)
Cancellation of leases				(10,634)
Financing cost		8,187,440		7,281,405	5,693,198
Financing income		(2,420,270)		(1,865,636)	(455,666)
Taxes and duties		2,266,715		(342,880)	527,037
Accounts receivable, inventories, accounts payable, DFIs and provisions		(4,810,162)		(18,574,069)	15,832,583
Employee benefits		448,048		260,456	126,678
Inter-company charges and deductions		(2,951,374)		9,737,603	115,670,229
Net cash flows from operating activities		1,396,890		20,247,217	167,169,434
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(62,219,624)		(68,078,428)	(131,061,456)
Other assets and other receivables		(11,163,693)		21,098,893	(19,728,200)
(Increase) decrease due to Inter-company investing		228,782		413,722	484,885
Net cash flows (used in) investing activities		(73,154,535)		(46,565,813)	(150,304,771)
Financing activities:
Lease payments (principal and interest)		(1,820,136)		(1,446,963)	(1,349,939)
Loans obtained from financial institutions		617,177,528		547,572,751	601,549,878
Debt payments, principal only		(628,212,855)		(529,053,874)	(595,260,679)
Interest paid		3,220,622		886,892	301,005
Inter-company (decrease) increase financing		54,893,453		21,219,601	(12,466,868)
Net cash flows (used in) from financing activities		45,258,612		39,178,407	(7,226,603)
Net (decrease) increase in cash and cash equivalents		(26,499,033)		12,859,811	9,638,060
Effects of foreign exchange on cash balances		29,238,030		(11,878,620)	(6,983,907)
Cash and cash equivalents at the beginning of the year		39,293,516		38,312,325	35,658,172
Cash and cash equivalents at the end of the year (Note 9)		$ 42,032,513		$ 39,293,516	$ 38,312,325